STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (7,791,722)	$ (5,409,714)
Issuance of stock for services	750	41,040
Issuance of stock for Termination fee	5	427
Cancellation of stock issued for services	(15,220)	0
Depreciation	422	319
Stock-based compensation	369	0
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(13,674)	41,786
Increase (Decrease) in Operating Liabilities
Prepaid expense and deposits - period	(10,118)	0
Accounts payable - period	796,636	171,478
Accrued expenses - period	6,615,417	5,149,951
Increase (Decrease) in Operating Liabilities	7,401,935	5,321,429
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	7,388,261	5,363,215
Net Cash Provided by (Used in) Operating Activities	(403,461)	(46,499)
Net Cash Provided by (Used in) Investing Activities
Purchase of property and equipment	(2,066)	0
Net Cash Provided by (Used in) Investing Activities	(2,066)	0
Net Cash Provided by (Used in) Financing Activities
Bank indebtedness, for the period	(528)	528
Repayment of loan payable	0	(600)
Proceeds from related party loan	465,193	44,130
Repayment of related party loan	(32,778)	0
Due to related party	800	250
Net Cash Provided by (Used in) Financing Activities	432,687	44,308
Net Decrease in Cash	27,160	(2,191)
Cash, Beginning of Period	0	2,191
Cash, End of Period	$ 27,160	$ 0